Basis of Presentation and Summary of Significant Accounting Policies (Policies)	7 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2020
Basis of Presentation and Principles of Consolidation
Basis of Quarterly Presentation and Principles of Consolidation
— The accompanying unaudited condensed consolidated financial statements and notes to the condensed consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) for interim financial reporting. In accordance with such rules and regulations, certain information and accompanying note disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted, although the Company believes the disclosures included herein are adequate to make the information presented not misleading. In the opinion of management, the accompanying unaudited condensed consolidated financial statements reflect all normal recurring adjustments, which are considered necessary for the fair presentation of the financial position of the Company at September 30, 2021 and the results of operations for the interim periods presented. The operating results for the periods presented are not necessarily indicative of the results that may be expected for the year ending December 31, 2021. The accompanying unaudited condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements and notes thereto for the year ended December 31, 2020, included in Legacy WeWork’s Annual Report for the year ended December 31, 2020.
Other than the changes described below, no material changes have been made to the Company’s significant accounting policies disclosed in Note 2,
Summary of Significant Accounting Policies
, in its Annual report issued on March 19, 2021, for the year ended December 31, 2020.
The Company operates as a single operating segment. See Note 18 for further discussion on the Company’s segment reporting.
The accompanying unaudited condensed consolidated financial statements include the accounts of the Company, its majority-owned subsidiaries and VIEs for which the Company is the primary beneficiary. All intercompany accounts and transactions have been eliminated in consolidation.
The Company is required to consolidate entities deemed to be VIEs in which the Company is the primary beneficiary. The Company is considered to be the primary beneficiary of a VIE when the Company has (i) the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance and (ii) the obligation to absorb losses or receive benefits that could potentially be significant to the VIE.
JapanCo, WeCap Manager, WeCap Holdings Partnership and LatamCo (each as defined and discussed in Note 5) are the Company’s only consolidated VIEs as of September 30, 2021. In March 2020, in connection with the sale of the property held by the 424 Fifth Venture (the “424 Fifth Venture Transaction”), redemption payments were made to the noncontrolling interest holders in the 424 Fifth Venture and the 424 Fifth Venture became a wholly owned subsidiary of the Company and is no longer a VIE. In April 2020, in connection with the SoftBank Transactions, the Company completed the acquisition of the noncontrolling interest in PacificCo (as defined in Note 5) and PacificCo became a wholly owned subsidiary of the Company and is no longer a VIE. In September 2020, the Company transferred its variable interest and control over the Creator Fund to an affiliate of SBG and the Creator Fund was deconsolidated from the Company’s financial statements. In October 2020, the Company restructured its ownership interests in ChinaCo (as defined in Note 5) such that the Company is no longer the primary beneficiary of ChinaCo and as a result, beginning on October 2, 2020, ChinaCo was deconsolidated (the “ChinaCo Deconsolidation”) and the Company’s remaining ordinary share investment represents an unconsolidated VIE that is accounted for as an equity method investment. In September 2021, LatamCo (as defined in Note 5) entered into an agreement with an affiliate of SBG for the sale of a 71.0% interest in LatamCo and became a consolidated VIE. See Note 5 for further discussion of these transactions. See Note 6 for discussion of the Company’s non-consolidated
VIEs.
A noncontrolling interest in a consolidated subsidiary represents the portion of the equity (net assets) in a subsidiary not attributable, directly or indirectly, to the Company. Noncontrolling interests are presented as a separate component of equity in the condensed consolidated balance sheets and the presentation of net income in the condensed consolidated statements of comprehensive loss, is modified to present earnings and other comprehensive income attributed to controlling and noncontrolling interests.
The Company’s convertible preferred stock and noncontrolling interests that are redeemable upon the occurrence of an event that is not solely within the control of the Company are classified outside of permanent equity. As it is not probable that amounts will become redeemable, no remeasurement is required. The Company will continue to monitor the probability of redemption. The Company’s noncontrolling interests that have redemption features within the Company’s control are classified within permanent equity and are described further below.
The redemption value of the WeWork Partnerships Profits Interest Units (as discussed in Note 14) that were awarded to former members of management are measured based upon the aggregate redemption value and takes into account the proportion of employee services rendered under the WeWork Partnerships Profits Interest Units vesting provisions. The redemption value will vary from period to period based upon the fair value of the Company, whereby the intrinsic value
(per-unit
fair value of the Company is greater than the
per-unit
distribution threshold) will be reflected as noncontrolling interests in the equity section of the condensed consolidated balance sheets with a corresponding entry to additional paid-in-capital.
The intrinsic value of the WeWork Partnership Profits Interests will be remeasured each period until the WeWork Partnerships Profits Interests are converted to shares or cash. On October 21, 2021, in connection with the transactions discussed in Note 1, Adam Neumann elected to convert his WeWork Partnerships Profits Interest Units into WeWork Partnership Class A Common Units.
The Company’s other noncontrolling interests represent substantive profit-sharing arrangements and profits and losses are attributed to the controlling and noncontrolling interests using the hypothetical-liquidation-at-book-value
method.

Basis of Presentation and Principles of Consolidation
— The accompanying consolidated financial statements and notes to the consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and include the accounts of the Company, its majority-owned subsidiaries, and variable interest entities (“VIEs”) for which the Company is the primary beneficiary. All intercompany accounts and transactions have been eliminated in consolidation. The Company operates as a single operating segment. See Note 26 for further discussion on the Company’s segment reporting.

The Company is required to consolidate entities deemed to be VIEs in which the Company is the primary beneficiary. The Company is considered to be the primary beneficiary of a VIE when the Company has (i) the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance and (ii) the obligation to absorb losses or receive benefits that could potentially be significant to the VIE.
JapanCo, WeCap Manager and WeCap Holdings Partnership (each as defined and discussed in Note 6) are the Company’s only consolidated VIEs as of December 31, 2020. In March 2020, in connection with the sale of the property held by the 424 Fifth Venture (the “424 Fifth Venture Transaction”), redemption payments were made to the noncontrolling interest holders in the 424 Fifth Venture and the 424 Fifth Venture became a wholly owned subsidiary of the Company and is no longer a VIE. In April 2020, in connection with the SoftBank Transactions, the Company completed the acquisition of the noncontrolling interest in PacificCo (as defined in Note 6) and PacificCo became a wholly owned subsidiary of the Company and is no longer a VIE. In September 2020, the Company transferred its variable interest and control over the Creator Fund (as defined in Note 6) to an affiliate of SBG and the Creator Fund was deconsolidated from the Company’s financial statements. In October 2020, the Company restructured its ownership interests in ChinaCo (as defined in Note 6) such that the Company is no longer the primary beneficiary of ChinaCo and as a result, beginning on October 2, 2020, ChinaCo was deconsolidated (the “ChinaCo Deconsolidation”) and the Company’s remaining ordinary share investment represents an unconsolidated VIE that is accounted for as an equity method investment. See Note 6 for further discussion of these transactions. See Note 11 for discussion of the Company’s non-consolidated
VIEs.
A noncontrolling interest in a consolidated subsidiary represents the portion of the equity (net assets) in a subsidiary not attributable, directly or indirectly, to the Company. Noncontrolling interests are presented as a separate component of equity in the consolidated balance sheets and the presentation of net income in the consolidated statements of comprehensive loss, is modified to present earnings and other comprehensive income attributed to controlling and noncontrolling interests.
The Company’s convertible preferred stock and noncontrolling interests that are redeemable upon the occurrence of an event that is not solely within the control of the Company are classified outside of permanent equity. As it is not probable that amounts will become redeemable, no remeasurement is required. The Company will continue to monitor the probability of redemption. The Company’s noncontrolling interests that have redemption features within the Company’s control are classified within permanent equity and are described further below.
The redemption value of the WeWork Partnerships Profits Interest Units (as discussed in Note 22) that were awarded to management are measured based upon the aggregate redemption value and takes into account the proportion of employee services rendered under the WeWork Partnerships Profits Interest Units vesting provisions. The redemption value will vary from period to period based upon the fair value of the Company, whereby the intrinsic value (per-unit fair value of the Company is greater than the per-unit distribution threshold) will be reflected as a noncontrollling interests in the equity section of the consolidated balance sheets with a corresponding entry to additional paid-in-capital. The intrinsic value of the WeWork Partnership Profits Interests will be remeasured each period until the WeWork Partnerships Profits Interests are converted to shares.
The Company’s other noncontrolling interests represent substantive profit-sharing arrangements and profits and losses are attributed to the controlling and noncontrolling interests using the hypothetical-liquidation-at-book-value
method.

Use of Estimates
Use of Estimates
— The preparation of the condensed consolidated financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the condensed consolidated financial statements, and the reported amount of revenues and expenses during the reporting periods.
Estimates inherent in the current financial reporting process inevitably involve assumptions about future events. Actual results could differ from those estimates. Since December 2019, a novel strain of coronavirus, referred to as the
COVID-19
virus, has spread to countries in which we operate.
COVID-19
has become a global pandemic. Authorities in jurisdictions where our locations are located have at times issued stay-at-home
orders, restrictions on certain activities such as travel and on the types of businesses that may continue to operate. As the pandemic has adversely affected and may continue to adversely affect our revenues and expenditures, the extent and duration of these restrictions and overall macroeconomic impact of the pandemic will have an effect on estimates used in the preparation of financial statements. This includes the net operating income assumptions in our long-lived asset impairment testing, the ultimate collectability of accounts receivable due to the effects of
COVID-19
on the financial position of our members, the timing of capital expenditures and fair value measurement changes for assets and liabilities that the Company measures at fair value.
Our liquidity forecasts are based upon continued execution of the Company’s operational restructuring program and also includes management’s best estimate of the impact that the outbreak of
COVID-19,
including the Delta or other variants, may continue to have on our business and our liquidity needs; however, the extent to which our future results and liquidity needs are further affected by the continued impact of
COVID-19
will largely depend on the continued duration of closures, and delays in location openings, the success of ongoing vaccination efforts, the effect on demand for our memberships, any permanent shifts in working from home, how quickly we can resume normal operations and our ongoing lease negotiations with our landlords, among others. We believe continued execution of our operational restructuring program and our current liquidity position will be sufficient to help us mitigate the continued near-term uncertainty associated with
COVID-19,
however our assessment assumes a recovery in our revenues and occupancy beginning in the second half of 2021 with a gradual return toward pre-COVID
levels. If revenues continue to decline during 2021 and/or we do not experience a recovery consistent with our projected timing, additional capital sources may be required, the timing and source of which are uncertain. There is no assurance we will be successful in securing the additional capital infusions if needed.

Use of Estimates
— The preparation of the consolidated financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amount of revenues and expenses during the reporting periods.

Estimates inherent in the current financial reporting process inevitably involve assumptions about future events. Actual results could differ from those estimates. Since December 2019, a novel strain of coronavirus, referred to as the
COVID-19
virus, has spread to countries in which we operate.
COVID-19
has become a global pandemic. Authorities in jurisdictions where our locations are located have at times issued stay-at-home
orders, restrictions on certain activities such as travel and on the types of businesses that may continue to operate. As the pandemic has adversely affected and may continue to adversely affect our revenues and expenditures, the extent and duration of these restrictions and overall macroeconomic impact of the pandemic will have an effect on estimates used in the preparation of financial statements. This includes the net operating income (“NOI”) assumptions in our long-lived asset impairment testing, the ultimate collectability of accounts receivable due to the effects of
COVID-19
on the financial position of our members, the timing of capital expenditures, fair value measurement changes for assets and liabilities that the Company measures at fair value and our assessment of our ability to continue to meet our obligations as they come due.
Our liquidity forecasts are based upon continued execution of the Company’s operational restructuring program and also includes management’s best estimate of the impact that the outbreak of
COVID-19
may continue to have on our business and our liquidity needs; however, the extent to which our future results and liquidity needs are further affected by the continued impact of
COVID-19
will largely depend on the continued duration of closures, and delays in location openings, the success of ongoing vaccination efforts, the effect on demand for our memberships, any permanent shifts in working from home, how quickly we can resume normal operations and our ongoing lease negotiations with our landlords, among others. We believe continued execution of our operational restructuring program and our current liquidity position will be sufficient to help us mitigate the continued near-term uncertainty associated with
COVID-19,
however our assessment assumes a recovery in our revenues and occupancy beginning in the second half of 2021 with a gradual return toward pre-COVID
levels achieved by the end of 2021. If revenues continue to decline during 2021 and/or we do not experience a recovery consistent with our projected timing, additional capital sources may be required, the timing and source of which are uncertain. There is no assurance we will be successful in securing the additional capital infusions if needed.

Cash and Cash Equivalents
Cash and Cash Equivalents
— Cash and cash equivalents consist of highly liquid marketable securities with original maturities of three months or less at the time of purchase. Cash equivalents are presented at cost, which approximates fair value.

Restricted Cash
Restricted Cash
- Restricted cash consists primarily of amounts provided to banks to secure letters of credit issued under certain of the Company’s credit agreements as required by various leases. Transfers between restricted and unrestricted cash accounts are not reported within the statements of cash flows. Only restricted cash receipts or payments from restricted cash directly to third parties are reported in the statements of cash flows as either an operating, investing or financing activity, depending on the nature of the transaction.

Restricted Cash
- Restricted cash consists primarily of amounts provided to banks to secure letters of credit issued under certain of the Company’s credit agreements as required by various leases. Transfers between restricted and unrestricted cash accounts are not reported within the statements of cash flows. Only restricted cash receipts or payments from restricted cash directly to third parties are reported in the statements of cash flows as either an operating, investing or financing activity, depending on the nature of the transaction.

Allowance for Doubtful Accounts
Allowance for Doubtful Accounts
— The Company adopted ASU
No. 2016-13,
Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments
(“ASU
2016-13”)
on January 1, 2020. In accordance with the revised guidance, management determines an allowance that reflects its best estimate of the accounts receivable due from members, related parties, landlords and others that it expects will not be collected. Management considers many factors in considering its reserve with respect to these accounts receivable, including historical data, experience, creditworthiness, income trends, as well as current and forward looking conditions. Recorded liabilities associated with members’ service retainers are also considered when estimating the allowance for doubtful accounts as we have the contractual right to apply members’ service retainers to outstanding receivables.
Receivables are written off when deemed uncollectible. Recoveries of receivables previously written off are recorded as a reduction of bad debt expense when received. As of September 30, 2021 and December 31, 2020, the Company recorded $77.5 million and $107.8 million, respectively, as an allowance for doubtful accounts on accounts receivable and accrued revenue.

Allowance for Doubtful Accounts
— The Company adopted ASU
No. 2016-13,
Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments
(“ASU
2016-13”)
on January 1, 2020, as discussed in “—
Recently Adopted Accounting Pronouncements”
below. In accordance with the revised guidance, management determines an allowance that reflects its best estimate of the accounts receivable due from members, related parties, landlords and others that it expects will not be collected. Management considers many factors in considering its reserve with respect to these accounts receivable, including historical data, experience, creditworthiness, income trends, as well as current and forward looking conditions. Recorded liabilities associated with members’ service retainers are also considered when estimating the allowance for doubtful accounts as we have the contractual right to apply members’ service retainers to outstanding receivables.
Receivables are written off when deemed uncollectible. Recoveries of receivables previously written off are recorded as a reduction of bad debt expense when received. As of December 31, 2020 and 2019, the Company recorded $107.8 million and $16.7 million, respectively, as an allowance for doubtful accounts on accounts receivable and accrued revenue.

Property and Equipment
Property and Equipment
— Property and equipment are recorded at cost less accumulated depreciation. A variety of costs are incurred in the construction of leasehold improvements including development costs, construction costs, salaries and related costs, and other costs incurred during the period of development. After a determination is made to capitalize a cost, it is allocated to the specific component of a project that is benefited. The Company capitalizes costs until a project is substantially completed and occupied, or held available for occupancy, and capitalizes only those costs associated with the portions under development. Subsequent expenditures that extend the useful life of an asset are also capitalized. Leasehold improvements are amortized over the lesser of the estimated useful life of the improvements or the remaining term of the lease using the straight-line method. Furniture and equipment are depreciated over three to twenty years also using the straight-line method. Costs associated with repairs and maintenance of property and equipment that do not extend the normal useful life of an asset are expensed as incurred and amounted to $49.6 million, $44.4 million and $25.0 million for the years ended December 31, 2020, 2019 and 2018, respectively.

Business Combinations
Business Combinations
— We include the financial results of businesses that we acquire from the date of acquisition. We determine the fair value of assets acquired and liabilities assumed based on their estimated fair values as of the respective date of acquisition. The excess purchase price over the fair values of identifiable assets and liabilities is recorded as goodwill. Determining the fair value of assets acquired and liabilities assumed requires management to use significant judgment and estimates including the selection of valuation methodologies, estimates of future revenue and cash flows, discount rates and selection of comparable companies. Our estimates of fair value are based upon assumptions believed to be reasonable, but which are inherently uncertain and unpredictable and, as a result, actual results may differ from estimates. During the measurement period we may record adjustments to the assets acquired and liabilities assumed, with the corresponding offset to goodwill.
Transaction costs associated with business combinations are expensed as incurred, and are included in selling, general and administrative expenses in our consolidated statements of operations.

Goodwill
Goodwill
— Goodwill represents the excess of the purchase price of an acquired business over the fair value of the assets acquired less liabilities assumed in connection with the acquisition. Goodwill is not amortized, but instead is tested for impairment at least annually at each reporting unit level, or more frequently if events or changes in circumstances indicate that the carrying amount may be impaired, and is required to be written down when impaired.
The guidance for goodwill impairment testing begins with an optional qualitative assessment to determine whether it is more likely than not that goodwill is impaired. The Company is not required to perform a quantitative impairment test unless it is determined, based on the results of the qualitative assessment, that it is more likely than not that goodwill is impaired. The quantitative impairment test is prepared at the reporting unit level. In performing the impairment test, management compares the estimated fair values of the applicable reporting units to their aggregate carrying values, including goodwill. If the carrying amounts of a reporting unit including goodwill were to exceed the fair value of the reporting unit, an impairment loss is recognized within our consolidated statements of operations in an amount equal to that excess, limited to the total amount of goodwill allocated to that reporting unit.
The process of evaluating goodwill for impairment requires judgments and assumptions to be made to determine the fair value of the reporting unit, including discounted cash flow calculations, assumptions market participants would make in valuing each reporting unit and the level of the Company’s own share price.

Intangible Assets, net
Intangible Assets, net
— The Company capitalizes purchased software and computer software development costs for internal use when the amounts have a useful life or contractual term greater than twelve months. Purchased software consists of software products and licenses which are amortized over the lesser of their estimated useful life or the contractual term. Internally developed software costs incurred in the preliminary stages of development are expensed as incurred. Once an application has reached the development stage, internal and external direct costs of the development are capitalized until the software is substantially complete and ready for its intended use. Capitalization ceases upon completion of substantially all testing. The Company also capitalizes costs related to specific upgrades and enhancements when it is probable that the expenditure will result in additional functionality. Internal use software is amortized on a straight-line basis over its estimated useful life, generally three years. Maintenance and training costs are expensed as incurred.
Acquired intangible assets are carried at cost and finite-lived intangible asset are amortized on a straight-line basis over their estimated useful lives. We determine the appropriate useful life of our intangible assets by measuring the expected cash flows of acquired assets. The initial estimated useful life of the Company’s finite-lived intangible assets range from one year to ten years.
The Company tests goodwill and indefinite-lived intangible asset balances for impairment annually in the fourth quarter of each year as of October 1, or more frequently if circumstances indicate that the value of goodwill may be impaired.

Impairment of Long-Lived Assets
Impairment of Long-Lived Assets
— Long-lived assets, including property and equipment,
right-of-use
assets, capitalized software, and other finite-lived intangible assets, are evaluated for recoverability when events or changes in circumstances indicate that the asset may have been impaired. In evaluating an asset for recoverability, the Company considers the future cash flows expected to result from the continued use of the asset and the eventual disposition of the asset. If the sum of the expected future cash flows, on an undiscounted basis, is less than the carrying amount of the asset, an impairment loss equal to the excess of the carrying amount over the fair value of the asset is recognized. During the years ended December 31, 2020, 2019 and 2018, the Company recorded $3.1 million, $63.1 million and $29.6 million, respectively, in routine impairment charges and property and equipment write-offs relating to excess, obsolete or slow-moving inventory of furniture and equipment, early termination of leases and cancellation of other deals or projects occurring in the ordinary course of business. These impairment charges are included as a component of selling, general and administrative expenses in the accompanying consolidated statements of operations. In connection with operational restructuring program described in Note 3 and related changes in the Company’s leasing plans and planned or completed disposition of certain non-core
operations, as well as the impact to the Company’s business as a result of
COVID-19,
the Company has also recorded various other
non-routine
write-offs, impairments and gains on sale of goodwill, intangibles and various other assets. These non-routine
charges totaled $1,355.9 million and $335.0 million during the years ended December 31, 2020 and 2019, respectively, and are included as impairment/(gain on sale) of goodwill, intangibles and other assets in the accompanying consolidated statements of operations.

Assets Held for Sale
Assets Held for Sale
— The Company classifies an asset (or assets to be disposed of together as a group) as held for sale when management, having the authority to approve the action, commits to a plan to sell the assets, the assets are available for immediate sale in their present condition, subject only to terms that are usual and customary for sales of such assets, an active program to locate a buyer and other actions required to complete the plan to sell have been initiated and it is probable the transfer of the assets are expected to qualify for recognition as a completed sale within one year, except if events or circumstances beyond the Company’s control extend the period of time required to sell the assets beyond one year. Prior period balances are not reclassified. Assets classified as held for sale are being actively marketed for sale at a price that is reasonable in relation to their current fair value and actions required to complete the sale plan indicate it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

Assets that are classified as held for sale and the related liabilities directly associated with those that will be transferred in that transaction are initially measured at the lower of their carrying value or fair value less any costs to sell and depreciation and amortization expense is no longer recorded. Any loss resulting from this measurement is recognized in the period in which the held for sale criteria are met.
The fair value of assets held for sale less any costs to sell is assessed each reporting period they remain classified as held for sale and any subsequent changes are reported as an adjustment to the carrying amount of the assets, as long as the adjusted carrying amount does not exceed the carrying amount of the assets at the time it was initially classified as held for sale. Gains are not recognized on the sale of an asset until the date of sale.
During the fourth quarter of 2019, management approved the disposal through sale of certain assets and businesses. As of December 31, 2019, these assets and the liabilities directly associated with those assets that were expected to be transferred in those transactions were reclassified to held for sale on the accompanying balance sheet. These disposal transactions and others that closed during 2020 did not qualify as discontinued operations. As of December 31, 2020 there are no assets classified as held for sale. See Note 8 for further discussion.

Deferred Financing Costs
Deferred Financing Costs
— Deferred financing costs consist of fees and costs incurred to obtain financing. Such costs are capitalized and amortized as interest expense using the effective interest method, over the term of the related loan. As of December 31, 2020 and 2019, the Company recorded $705.0 million and $883.6 million, respectively, of deferred financing costs, net of accumulated amortization, in other assets in the accompanying consolidated balance sheets related to the Company’s credit agreements (see Note 12). As of December 31, 2020 and 2019, the Company also recorded $11.4 million and $31.0 million, respectively, of unamortized debt issuance costs as a reduction to the long-term debt, net (see Note 15). For the years ended December 31, 2020, 2019 and 2018, the Company recognized $172.1 million, $3.9 million and $3.2 million, respectively, in interest expense, relating to the amortization of deferred financing costs.

Revenue Recognition
Revenue Recognition
— The Company adopted Accounting Standard Codification (“ASC”) No. 606,
Revenue from Contracts with Customers,
on January 1, 2019 (“ASC 606”) using the modified retrospective transition approach applied to those contracts that were not completed as of January 1, 2019. Prior period amounts were not adjusted and continue to be reported in accordance with ASC 605,
Revenue Recognition
. For revenue contracts which do not qualify as leases in accordance with ASC 842,
Leases
(“ASC 842”) the Company recognizes revenue under the five-step model required under ASC 606, which requires the Company to identify the relevant contract with the customer, identify the performance obligations in the contract, determine the transaction price, allocate the transaction price to the performance obligations identified and recognize revenue when (or as) each performance obligation is satisfied.

The Company’s primary revenue categories, related performance obligations and associated recognition patterns are as follows:
Membership and Service Revenue
— The Company sells memberships to individuals and organizations that provide access to office space, use of a shared internet connection, access to certain facilities (kitchen, common areas, etc.), a monthly allowance of conference room reservation hours, printing and copying and access to the WeWork mobile application. The price of each membership is based on factors such as the particular characteristics of the workspace occupied by the member, the geographic location of the workspace and the size of the workspace. The membership contracts may contain renewal options that may be exercised at the discretion of the member to extend the term beyond the initial term. All services included in a monthly membership allowance that remain unused at the end of a given month expire.
Membership revenue consists primarily of fees from members, net of discounts for the access to office space provided. The majority of the Company’s membership contracts are accounted for as revenue in accordance with ASC 606 and are recognized over time, evenly on a ratable basis, over the life of the agreement, as services are provided and the performance obligation is satisfied.
Certain of the Company’s membership contracts with its members related to “configured” workspaces which meet the definition of operating leases under ASC 842. The Company has elected not to separate non-lease
components from lease components for all membership agreements with configured workspaces. The rental revenue recognized under ASC 842 is recognized evenly on a ratable basis over the term of the arrangement, consistent with the revenue recognition pattern for the membership services arrangements accounted for under ASC 606. We have also elected the practical expedient for our membership contracts accounted for under ASC 842 to exclude sales and use taxes and value added taxes we collect from members from consideration in the contract and from variable payments not included in the consideration in the contract. We recognize property taxes that we pay directly to taxing authorities and any reimbursement for such taxes from our members on a gross basis.
Service revenue consists of additional billings to members for the ancillary services they may access through their memberships in excess of monthly allowances included in membership revenue, commissions earned by the Company on various services and benefits provided to our members and management fee income for services provided to Unconsolidated Locations subject to joint venture or other management arrangements, which as of December 31, 2020 included locations in India (“IndiaCo”) and Greater China (as defined in Note 6 (“ChinaCo”)). Members may elect whether they want to add-on
additional services at the inception of their agreement. Additional fees for add-on
services are included in the transaction price when elected by the member. To the extent a member elects an add-on
service subsequent to the commencement of a commitment period, the additional add-on
fee will be added to transaction price at that point in time.
The Company’s individual locations may include a combination of membership contracts for which revenue is recognized in accordance with ASC 606 and ASC 842 and the location operating expenses are incurred for the location as a whole and not segregated by individual member spaces and as a result, when evaluating the cost of services for membership and service revenue, both contract types are combined to evaluate the gross profit or performance of an individual location.
Other Revenue
— Other revenue includes revenue generated from various other offerings and business lines, not directly related to the revenue we earn under our membership agreements through which we provide space-as-a-service.
Other revenue primarily includes design and development services, tuition for education programs, software and other subscription revenue, income generated from sponsorships and ticket sales from WeWork branded events and management and advisory fees earned.

Design and development services performed are recognized as revenue over time based on a percentage of contract costs incurred to date compared to the total estimated contract cost. The Company identifies only the specific costs incurred which contribute to the Company’s progress in satisfying the performance obligation. Contracts are generally segmented between types of services, such as consulting contracts, design and construction contracts, and operate contracts. Revenues related to each respective type of contract are recognized as or when the respective performance obligations are satisfied. When total cost estimates for these types of arrangements exceed revenues in a fixed-price arrangement, the estimated losses are recognized immediately. The Company performs ongoing profitability analyses of its design and build services contracts accounted for using a cost-to-cost
measure of progress in order to determine the accuracy of the latest estimates of revenues, costs and profit margins. Changes to total contract revenue, and estimated cost or losses, if any, are recognized on a cumulative catch-up
basis in the period in which they are determined and may result in increases or decreases in revenues or costs. Significant judgment is required when estimating total cost including future labor and expected efficiencies, as well as whether a loss is expected to be incurred on the project.
Pre-contract
costs are expensed as incurred unless they are expected to be recovered from the customer. If the costs are recoverable, contract costs are capitalized and amortized over time consistent with the transfer of the services to which the asset relates.
Income generated from sponsorships and ticket sales from WeWork branded events are recognized upon the occurrence of the event. Other revenues are generally recognized over time, on a monthly basis, as the services are performed.
Billing terms and conditions generally vary by contract category. Amounts are billed as work progresses in accordance with agreed-upon contractual terms, either at periodic intervals (e.g., upfront, monthly or quarterly) or upon achievement of contractual milestones. For most of our standard memberships which are typically invoiced monthly, our payment terms are immediate. In most cases where timing of revenue recognition significantly differs from the timing of invoicing, the Company has determined that its contracts do not include a significant financing component. The Company elects the financing component practical expedient and does not adjust the promised amount of consideration in contracts where the time between cash collection and performance is less than one year.
Members’ Service Retainers
— Prior to moving into an office, members are generally required to provide the Company with a service retainer as detailed in their membership agreement. In the event of non-payment
of membership or other fees by a member, pursuant to the terms of the membership agreements, the amount of the service retainer may be applied against the member’s unpaid balance. The Company recognizes members’ service retainers as a liability as the Company expects to refund some or all of that consideration to the member.
Contract Assets and Receivables
— The Company classifies the right to consideration in exchange for solutions or services provided to a customer as either a receivable or a contract asset. A receivable is a right to consideration that is unconditional as compared to a contract asset which is a right to consideration that is conditional upon factors other than the passage of time. Contracts that contain both contract assets and liabilities are recorded on a net basis. Contract assets that are expected to be billed beyond the next 12 months are considered long-term contract assets and included in other assets.
Deferred Revenue
— Deferred revenue represents collections from customers for which revenue has not been recognized to date. Deferred revenue is classified as a current liability as it is expected to be recognized as revenue within the next twelve months.
Assets Recognized from the Costs to Obtain a Contract with a Customer
— Incremental costs (e.g., member referral fees) of obtaining a contract are capitalized and amortized into expense on a straight-line basis over the underlying contract period if the Company expects to recover those costs. The incremental costs of obtaining a contract include only those costs the Company incurs to obtain a contract that it would not have incurred if the contract had not been obtained. The costs associated with significant member referral fees are amortized over the underlying contract period, even if the contract term is less than twelve months.
Taxes collected from customers and remitted to governmental authorities are presented on a net basis.

Leasing Arrangements
Leasing Arrangements
— The Company adopted ASC 842 and the related amendments during the three months ended June 30, 2019, using the modified retrospective approach, as if such adoption had occurred on January 1, 2019. The results as of and for the year ended December 31, 2019 are presented in accordance with ASC 842, while prior period amounts were not adjusted and continue to be reported in accordance with ASC 840,
Leases
(“ASC 840”).
The Company has a significant portfolio of real estate leases entered into in connection with operating its business. The Company also leases certain equipment and has service contracts, including warehouse agreements, where we control identified assets, such as warehouse space, and therefore these arrangements represent embedded leases under ASC 842. The Company determines whether an arrangement is a lease at inception.
The Company has made an accounting policy election to exempt leases with an initial term of 12 months or less from being recognized on the balance sheet. Short-term leases primarily relate to leases of office equipment and are not significant in comparison to the Company’s overall real estate portfolio. Payments related to those leases are recognized in the consolidated statement of operations on a straight-line basis over the lease term.
For leases with initial terms of greater than 12 months, the Company determines its classification as an operating or finance lease. At lease commencement, the Company recognizes a lease obligation and corresponding right-of-use
asset based on the initial present value of the fixed lease payments using the Company’s incremental borrowing rates for its population of leases. The incremental borrowing rate represents the rate of interest the Company would have to pay to borrow over a similar term, and with a similar security, in a similar economic environment, an amount equal to the fixed lease payments. The commencement date is the date the Company takes initial possession or control of the leased premise or asset, which is generally when the Company enters the leased premises and begins to make improvements in preparation for its intended use.
The Company’s leases do not provide a readily determinable implicit discount rate. Therefore, management estimates the incremental borrowing rate used to discount the lease payments based on the information available at lease commencement. The Company utilized a model consistent with the credit quality for its outstanding debt instruments to estimate its specific incremental borrowing rates that align with applicable lease terms.
Non-cancelable
lease terms for most of the Company’s real estate leases typically range between
10-20
years and may also provide for renewal options. Renewal options are typically solely at the Company’s discretion and are only included within the lease obligation and right-of-use
asset when the Company is reasonably certain that the renewal options would be exercised.
The Company’s leases may include base rent payments and rent payments that include escalation terms on the amount of base rent which may vary by market with examples including fixed-rent escalations or escalations based on an inflation index or other market adjustments. Variable lease payments that depend on an index or rate are included in lease payments and are measured using the prevailing index or rate at lease inception or the measurement date. Changes to the index or rate are recognized in the period of change.

Most leases require the Company to pay common area maintenance, real estate taxes and other similar costs. Common area maintenance is considered a non-lease
component whereas real estate taxes are not components of a lease as defined in ASC 842. The Company has elected not to separate non-lease
components from lease components for all asset classes in our real estate portfolio. To the extent that such costs represent non-lease
components and payments are fixed in the lease agreement, those costs are included in the lease payments used to calculate the lease obligation and are included within the total lease cost recognized on a straight-line basis over the lease term.
The Company expends cash for leasehold improvements and to build out and equip its leased locations. Generally, a portion of the cost of leasehold improvements is reimbursed to us by our landlords as a tenant improvement allowance. The Company may also receive a broker commission from the lessor for its role in identifying and negotiating certain of the Company’s leases. The Company recognizes lease incentives receivable relating to tenant improvement allowances and broker commissions receivable for its role in negotiating the Company’s leases, as a reduction of fixed lease payments at the lease commencement date, reducing the initial measurement of the lease obligation and right-of-use
asset. The Company considers lease incentive receivables to represent a fixed future receipt due from the landlord, as our practice and intent is to spend up to or more than the full amount of the tenant improvement allowance that is contractually provided under the terms of the contract as well as to collect any broker commission fees contractually due to the Company after lease commencement. The lease obligation recorded on the Company’s balance sheet will increase as the Company receives collections on its lease incentives receivable that were included as a component of the total lease obligation at lease commencement.
The Company also incurs certain costs in connection with obtaining or modifying a lease. Initial direct costs, or incremental costs of a lease that would not have been incurred if the lease had not been obtained, are included in the initial and subsequent measurement of the right-of-use
asset and amortized ratably over the lease term as part of the total lease cost. Costs to negotiate or arrange a lease that would have been incurred regardless of whether the lease was obtained, such as fixed employee salaries are not initial direct costs and are expensed as incurred.
The Company evaluates its
right-of-use
assets for impairment consistent with our property and equipment policy disclosure described above.
Operating Lease Cost
— In addition to base rent, a large majority of the Company’s lease agreements contain provisions for free rent periods, rent escalations, common area maintenance charges, real estate tax reimbursements, tenant improvement allowances and brokerage commissions received by the Company for negotiating the Company’s lease. These costs, or benefits in the case of the lease incentives due to the Company, are all considered a component of the total lease cost.
For leases that qualify as operating leases, the Company recognizes the associated fixed lease cost on a straight-line basis over the term of the lease beginning on the date of initial possession, which is generally when the Company enters the leased premises and begins to make improvements in preparation for its intended use. Cash payments made to landlords reduce the Company’s total lease obligation while the accretion of the lease obligation using the effective interest rate method, increases the liability over time. The difference between the total lease cost expensed on a straight-line basis and the accretion of the lease obligation over time using the effective interest rate method is recognized as a reduction to the lease right-of-use
asset, net on the accompanying balance sheet.
Variable lease cost includes any contingent rent payments based on percentages of revenue or other profitability metrics as defined in the lease, common area maintenance, the Company’s share of real estate taxes, or similar charges that are variable in nature. Variable lease costs are not included as lease payments in the calculation of the lease obligation and are included in variable lease costs as incurred and when probable.
All cash payments for lease costs and cash receipts for lease incentives are included within operating activities in the statements of cash flows.
Finance Lease Cost
— For leases that qualify as a finance lease, the
right-of-use
assets related to finance lease obligations are recorded in property and equipment as finance lease assets and are depreciated over the shorter of the estimated useful life or the lease term and the expense is included as a component of depreciation and amortization expense on the accompanying consolidated statements of operations. Payments made under finance leases are allocated between a reduction of the lease obligation and interest expense using the effective interest method.
In the statements of cash flows, cash payments associated with finance leases are allocated between financing cash flows, for the portion related to the reduction of the lease obligation, and operating cash flows for the portion representing interest expense.
Lease Modifications/Termination Fees
— When a lease is modified, the lease liability and right of use asset is remeasured as of the effective date based on the reassessed remaining lease payments and prevailing incremental borrowing rate. Where the modification relates to a termination of the lease where the new expiration date is in a future period, any termination fees to be paid out are included in the remaining lease payments and are recognized over the remaining lease term. Where a lease is terminated and the effective date is immediate, the lease liability and right of use asset is derecognized and any difference is recognized as a gain or loss on termination. A termination penalty paid or received upon termination that was not already included in lease payments is included in the gain or loss on termination.
Asset Retirement Obligations
— Certain lease agreements contain provisions that require the Company to remove leasehold improvements at the end of the lease term. When such an obligation exists, the Company records an asset retirement obligation at the inception of the lease at its estimated fair value. The associated asset retirement costs are capitalized as part of the carrying amount of the leasehold improvements and depreciated over their useful life. The asset retirement obligation is accreted to its estimated future value as interest expense using the effective-interest rate method.

Location Operating Expenses
Location Operating Expenses
— Location operating expenses are expensed as incurred and relate only to WeWork and WeLive locations that are open for member operations. The primary components of location operating expenses are real estate operating lease cost such as base rent and tenancy costs including the Company’s share of real estate and related taxes and common area maintenance charges, personnel and related expenses, stock-based compensation expense, building operational costs such as utilities, maintenance and cleaning, insurance costs, office expenses such as telephone, internet and printing costs, security expenses, parking expense, credit card processing fees, building events, food and other consumables, and other costs of operating our workspace locations. Employee compensation costs included in location operating expenses relate to the salaries, bonuses and benefits relating to the teams managing our community operations on a daily basis including facilities management. Sales incentive bonuses are also paid to employees as a means of compensating the community team members responsible for location level sales and member retention efforts.

Pre-opening Location Expenses
Pre-opening
Location Expenses
—
Pre-opening
location expenses are expensed as incurred and consist of expenses incurred before a workspace location opens for member operations.
Pre-opening
location expenses also consist of expenses incurred during the period in which a workspace location has been closed for member operations and all members have been relocated to a new workspace location, prior to management’s decision to enter negotiations to terminate a lease. The primary components of pre-opening
location expenses are real estate operating lease cost such as base rent and tenancy costs including the Company’s share of real estate and related taxes and common area maintenance charges, utilities, cleaning, personnel and related expenses, and other costs incurred prior to generating revenue.

Selling, General and Administrative Expenses
Selling, General and Administrative Expenses
— Selling, general and administrative expenses are expensed as incurred and consist primarily of personnel and stock-based compensation related to corporate employees, member referral fees, technology, professional services including but not limited to legal and consulting, lease costs for our corporate offices and various other costs we incur to manage and support our business, advertising, public affairs and costs related to strategic events. During the years ended December 31, 2020, 2019 and 2018, the Company recorded $72.2 million, $137.6 million and $91.2 million, respectively, of advertising expenses.
Selling, general and administrative expenses also Includes cost of revenue in the amount of $248.8 million, $384.7 million and $164.7 million during the years ended December 31, 2020, 2019 and 2018, respectively, excluding depreciation and amortization of $0.2 million, $14.1 million and $12.6 million for the years ended December 31, 2020, 2019 and 2018, respectively, in connection with our Powered by We on-site
office design, development and management solutions and costs of providing various other products and services not directly related to the Company’s core space-as-a-service
offerings, including but not limited to the products and services offered by Meetup, Inc., Flatiron School, Inc., Conductor, Inc. and Managed by Q Inc. in the periods prior to their disposition as described in Note 7 and Note 8.
Also included are corporate design, development, warehousing, logistics and real estate costs and expenses incurred researching and pursuing new markets, solutions and services, and other expenses related to the Company’s growth and global expansion incurred during periods when the Company was focused on expansion. These costs include non-capitalized
personnel and related expenses for our development, design, product, research, real estate, growth talent acquisition, mergers and acquisitions, legal, technology research and development teams and related professional fees and other expenses incurred such as growth related recruiting fees, employee relocation costs, due diligence, integration costs, transaction costs, contingent consideration fair value adjustments relating to acquisitions, write-off
of previously capitalized costs for which the Company is no longer moving forward with the lease or project and other routine asset impairments and write-offs.

Restructuring and Other Related Costs
Restructuring and Other Related Costs
— Costs that are incurred or will be incurred in connection with a plan of action that will materially change the scope of business or the manner in which a business is conducted are recorded in accordance with ASC 420,
Exit or Disposal Cost Obligations
. Certain costs associated with the Company’s operational restructuring described in Note 3, including one-time
employee termination benefits provided to employees that will be or have been involuntarily terminated, contract termination costs and other exit costs, are accounted for under ASC 420 and are recognized as expense when management has committed to a plan, the plan is sufficiently detailed in order to estimate the costs, it is unlikely the plan will significantly change, and the plan has been communicated or notice has been given.

Stock-Based Compensation
Stock-Based Compensation
— Stock-based compensation expense attributable to equity awards granted to employees and non-employees
is measured at the grant date based on the fair value of the award. For employee awards, the expense is recognized on a straight-line basis over the requisite service period for awards that actually vest, which is generally the period from the grant date to the end of the vesting period. For non-employee
awards, the expense for awards that actually vest is recognized based on when the goods or services are provided.
The Company generally estimates the fair value of stock option awards granted using the Black-Scholes-Merton option-pricing formula (the “Black-Scholes Model”) and a single option award approach. This model requires various significant judgmental assumptions in order to derive a final fair value determination for each type of award, including the expected term, expected volatility, expected dividend yield, risk-free interest rate, and fair value of the Company’s stock on the date of grant. The expected option term for options granted is calculated using the “simplified method.” This election was made based on the lack of sufficient historical exercise data to provide a reasonable basis upon which to estimate the expected term. The simplified method defines the expected term as the average of the contractual term and the vesting period. Estimated volatility is based on similar entities whose stock prices are publicly traded. The Company uses the historical volatilities of similar entities due to the lack of sufficient historical data for the Company’s common stock price. Dividend yields are based on the Company’s history and expected future actions. The risk-free interest rate is based on the yield curve of a zero-coupon U.S. Treasury bond on the date the stock option award was granted with a maturity equal to the expected term of the stock option award. All grants of stock options generally have an exercise price equal to or greater than the fair market value of the Company’s common stock on the date of grant.
In situations where the exercise price of a stock option is greater than the fair market value of the Company’s common stock on the date of grant, the Company estimates the fair value of stock option awards granted using the binomial model. The binomial model incorporates assumptions regarding anticipated employee exercise behavior, expected stock price volatility, dividend yield and risk-free interest rate. Anticipated employee exercise behavior and expected post-vesting cancellations over the contractual term used in the binomial model are primarily based on historical exercise patterns. These historical exercise patterns indicate that exercise behavior between employee groups is not significantly different. For our expected stock price volatility assumption, the Company weights historical volatility and implied volatility and uses daily observations for historical volatility, while our implied volatility assumptions are based on actively traded options related to our common stock. The expected term is derived from the binomial model, based on assumptions incorporated into the binomial model as described above.
The Company estimated the fair value of the WeWork Partnerships Profits Interest Units awards in connection with the modification of the original stock options using the Hull-White model and a binomial lattice model in order to apply appropriate weight and consideration of the associated distribution threshold and catch-up
base amount. The Hull-White model requires similar judgmental assumptions as the Black-Scholes Model used for valuing the Company’s options.
During the periods in which the Company was privately held and there was no public market for our stock, the fair value of the Company’s equity is approved by the Company’s Board of Directors or the Compensation Committee thereof as of the date stock-based awards are granted. In estimating the fair value of our stock, the Company uses a third-party valuation specialist and considers factors it believes are material to the valuation process, including but not limited to, the price at which recent equity was issued by the Company to independent third parties or transacted between third parties, actual and projected financial results, risks, prospects, economic and market conditions, and estimates of weighted average cost of capital. The Company believes the combination of these factors provides an appropriate estimate of the expected fair value of the Company and reflects the best estimate of the fair value of the Company’s common stock at each grant date.
The Company has elected to recognize forfeitures of stock-based compensation awards as they occur. For awards subject to performance conditions, no compensation cost will be recognized before the performance condition is probable of being achieved. Recognition of any compensation expense relating to stock grants that vest contingent on an initial public offering or “Acquisition” (as defined in the 2015 Plan detailed in Note 14) will be deferred until consummation of such initial public offering or Acquisition.

Stock-Based Compensation
— Stock-based compensation expense attributable to equity awards granted to employees and non-employees
is measured at the grant date based on the fair value of the award. For employee awards, the expense is recognized on a straight-line basis over the requisite service period for awards that actually vest, which is generally the period from the grant date to the end of the vesting period. For non-employee
awards, the expense for awards that actually vest is recognized based on when the goods or services are provided.
The Company generally estimates the fair value of stock option awards granted using the Black-Scholes-Merton option-pricing formula (the “Black-Scholes Model”) and a single option award approach. This model requires various significant judgmental assumptions in order to derive a final fair value determination for each type of award, including the expected term, expected volatility, expected dividend yield, risk-free interest rate, and fair value of the Company’s stock on the date of grant. The expected option term for options granted is calculated using the “simplified method”. This election was made based on the lack of sufficient historical exercise data to provide a reasonable basis upon which to estimate the expected term. The simplified method defines the expected term as the average of the contractual term and the vesting period. Estimated volatility is based on similar entities whose stock prices are publicly traded. The Company uses the historical volatilities of similar entities due to the lack of sufficient historical data for the Company’s common stock price. Dividend yields are based on the Company’s history and expected future actions. The risk-free interest rate is based on the yield curve of a zero-coupon U.S. Treasury bond on the date the stock option award was granted with a maturity equal to the expected term of the stock option award. All grants of stock options generally have an exercise price equal to or greater than the fair market value of the Company’s common stock on the date of grant.
In situations where the exercise price of a stock option is greater than the fair market value of the Company’s common stock on the date of grant, the Company estimates the fair value of stock option awards granted using the binomial model. The binomial model incorporates assumptions regarding anticipated employee exercise behavior, expected stock price volatility, dividend yield and risk-free interest rate. Anticipated employee exercise behavior and expected post-vesting cancellations over the contractual term used in the binomial model are primarily based on historical exercise patterns. These historical exercise patterns indicate that exercise behavior between employee groups is not significantly different. For our expected stock price volatility assumption, the Company weights historical volatility and implied volatility and uses daily observations for historical volatility, while our implied volatility assumptions are based on actively traded options related to our common stock. The expected term is derived from the binomial model, based on assumptions incorporated into the binomial model as described above.
The Company estimated the fair value of the WeWork Partnerships Profits Interest Units awards in connection with the modification of the original stock options using the Hull-White model and a binomial lattice model in order to apply appropriate weight and consideration of the associated distribution threshold and catch-up
base amount. The Hull-White model requires similar judgmental assumptions as the Black-Scholes Model used for valuing the Company’s options.
Because the Company is privately held and there is no public market for our stock, the fair value of the Company’s equity is approved by the Company’s Board of Directors or the Compensation Committee thereof as of the date stock-based awards are granted. In estimating the fair value of our stock, the Company uses a third-party valuation specialist and considers factors it believes are material to the valuation process, including but not limited to, the price at which recent equity was issued by the Company to independent third parties or transacted between third parties, actual and projected financial results, risks, prospects, economic and market conditions, and estimates of weighted average cost of capital. The Company believes the combination of these factors provides an appropriate estimate of the expected fair value of the Company and reflects the best estimate of the fair value of the Company’s common stock at each grant date.
The Company has elected to recognize forfeitures of stock-based compensation awards as they occur. For awards subject to performance conditions, no compensation cost will be recognized before the performance condition is probable of being achieved. Recognition of any compensation expense relating to stock grants that vest contingent on an initial public offering or “Acquisition” (as defined in the 2015 Plan detailed in Note 22) will be deferred until consummation of such initial public offering or Acquisition.

Equity Method and Other Investments
Equity Method and Other Investments
— The Company accounts for equity investments under the equity method of accounting when the requirements for consolidation are not met, and the Company has significant influence over the operations of the investee. When the requirements for consolidation and significant influence are not met, the Company also uses the equity method of accounting to account for investments in limited partnerships and investments in limited liability companies that maintain specific ownership accounts unless the Company’s interest is so minor that the Company has virtually no influence over partnership operating and financial policies. Equity method investments are initially recorded at cost and subsequently adjusted for the Company’s share of net income or loss and cash contributions and distributions and are included in equity method and other investments in the accompanying consolidated balance sheets. Equity investments that do not result in consolidation and are not accounted for under the equity method are measured at fair value, with any changes in fair value recognized in net income. For any such investments that do not have readily determinable fair values, the Company elects the measurement alternative to measure the investments at cost minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer.
Equity method investments are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. If it is determined that a loss in value of the equity method investment is other than temporary, an impairment loss is measured based on the excess of the carrying amount of an investment over its estimated fair value. Impairment analyses are based on current plans, intended holding periods, and available information at the time the analysis is prepared.
Certain of the Company’s investments in convertible notes are designated as available-for-sale
debt securities and remeasured at fair value, with net unrealized gains or losses reported as a component of accumulated other comprehensive income (loss). Interest income is accrued and reported within interest income on the consolidated statements of operations.
When the fair value of an
available-for-sale
(“AFS”) security is less than its amortized cost, the security is considered impaired. The Company adopted ASU
2016-13
on January 1, 2020, on a modified retrospective basis, upon adoption, we modified our impairment model for AFS debt securities and discontinued using the concept of “other than temporary” impairment on AFS debt securities. On a quarterly basis, the Company evaluates whether declines in fair value below amortized cost are due to expected credit losses, as well as our ability and intent to hold the investment until a forecasted recovery occurs. Allowance for credit losses on AFS debt securities are recognized in our consolidated statements of income, and any remaining unrealized losses, net of taxes, are included in accumulated other comprehensive income (loss) in stockholders’ equity. Prior to adoption, the Company evaluated its securities for other-than-temporary impairment (“OTTI”). If the Company intended to sell an impaired security, or it is more-likely-than-not
that the Company would be required to sell an impaired security before its anticipated recovery, then the Company recognized an OTTI through a charge to earnings equal to the entire difference between the investment’s amortized cost and its fair value at the measurement date. If the Company did not intend to sell an impaired security and it was not more-likely-than-not
that it would be required to sell an impaired security before recovery, the Company must further evaluate the security for impairment due to credit losses. The credit component of OTTI was recognized in earnings and the remaining component is recorded as a component of other comprehensive income. Following the recognition of an OTTI through earnings, a new amortized cost basis is established for the security. Subsequent differences between the new amortized cost basis and cash flows expected to be collected were accreted into income over the remaining life of the security as an adjustment to yield.

Foreign Currency
Foreign Currency
— The U.S. dollar is the functional currency of the Company’s consolidated and unconsolidated entities operating in the United States. For the Company’s consolidated and unconsolidated entities operating outside of the United States, the Company generally assigns the relevant local currency as the functional currency as the local currency is generally the principal currency of the economic environment in which the foreign entity primarily generates and expends cash. The Company remeasures monetary assets and liabilities that are not denominated in the functional currency at exchange rates in effect at the end of each period. Gains and losses from these remeasurements are recognized in foreign currency gain (loss) on the accompanying consolidated statements of operations. Foreign currency transactions resulted in net gains (losses) of $149.2 million, $29.7 million and $(78.6) million, for the years ended December 31, 2020, 2019 and 2018, respectively, and relate primarily to intercompany transactions that are not of a long-term investment nature. At each balance sheet reporting date, the Company translates the assets and liabilities of its
non-U.S.
dollar functional currency entities into U.S. dollars using exchange rates in effect at the end of each period. Revenues and expenses for these entities are translated using rates that approximate those in effect during the period. Gains and losses from these translations are reported within accumulated other comprehensive income (loss) as a component of equity.

Fair Value Measurements
Fair Value Measurements
— The Company applies fair value accounting for all financial assets and liabilities and certain non-financial
assets and liabilities that are recognized or disclosed at fair value in the financial statements on a recurring and nonrecurring basis. Assets and liabilities measured at fair value every reporting period include investments in cash equivalents, available-for-sale
debt securities, certain embedded derivatives requiring bifurcation, certain warrants issued classified as a liability in accordance with ASC 480,
Distinguishing Liabilities from Equity
(“ASC 480”), and contingent consideration liabilities relating to business combinations. Other assets and liabilities are subject to fair value measurements only in certain circumstances, including purchase accounting applied to assets and liabilities acquired in a business combination, impaired cost and equity method investments and long-lived assets that are written down to fair value when they are impaired.
Fair value is defined as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining fair value measurements for assets and liabilities that are required to be recorded at fair value, the Company assumes the highest and best use of non-financial
assets by market participants and the market-based risk measurements or assumptions that market participants would use in pricing assets or liabilities, such as inherent risk, transfer restrictions and credit risk. Assets and liabilities are classified using a fair value hierarchy, which prioritizes the inputs used to measure fair value according to three levels, and bases the categorization of fair value measurements within the hierarchy upon the lowest level of input that is available and significant to the fair value measurement:
Level
 1
— Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.
Level
 2
— Inputs that reflect quoted prices for identical assets or liabilities in markets that are not active, quoted prices for similar assets or liabilities in active markets, inputs other than quoted prices that are observable for the assets or liabilities or inputs that are derived principally from or corroborated by observable market data by correlation or other means.
Level
 3
— Unobservable inputs that the Company incorporates in its valuation techniques used to determine fair value. These assumptions are required to be consistent with market participant assumptions that are reasonably available.

See Note 11 for additional discussion on the Company’s fair value measurements.

Fair Value Measurements
— The Company applies fair value accounting for all financial assets and liabilities and certain non-financial
assets and liabilities that are recognized or disclosed at fair value in the financial statements on a recurring and nonrecurring basis. Assets and liabilities measured at fair value every reporting period include investments in cash equivalents, available-for-sale
debt securities, certain embedded derivatives requiring bifurcation, certain warrants issued classified as a liability in accordance with ASC 480,
Distinguishing Liabilities from Equity
(“ASC 480”), and contingent consideration liabilities relating to business combinations. Other assets and liabilities are subject to fair value measurements only in certain circumstances, including purchase accounting applied to assets and liabilities acquired in a business combination, impaired cost and equity method investments and long-lived assets that are written down to fair value when they are impaired.
Fair value is defined as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining fair value measurements for assets and liabilities that are required to be recorded at fair value, the Company assumes the highest and best use of non-financial
assets by market participants and the market-based risk measurements or assumptions that market participants would use in pricing assets or liabilities, such as inherent risk, transfer restrictions and credit risk. Assets and liabilities are classified using a fair value hierarchy, which prioritizes the inputs used to measure fair value according to three levels, and bases the categorization of fair value measurements within the hierarchy upon the lowest level of input that is available and significant to the fair value measurement:
Level
 1
— Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.
Level
 2
— Inputs that reflect quoted prices for identical assets or liabilities in markets that are not active, quoted prices for similar assets or liabilities in active markets, inputs other than quoted prices that are observable for the assets or liabilities or inputs that are derived principally from or corroborated by observable market data by correlation or other means.
Level
 3
— Unobservable inputs that the Company incorporates in its valuation techniques used to determine fair value. These assumptions are required to be consistent with market participant assumptions that are reasonably available.
See Note 16 for additional discussion on the Company’s fair value measurements.

Contingent Consideration
Contingent Consideration
— The fair value measurements of contingent consideration liabilities established in connection with business combinations are determined as of the acquisition date based on significant unobservable inputs, including the discount rate, the price of the Company’s stock, estimated probabilities and timing of achieving specified milestones and the estimated amount of future sales. Contingent consideration liabilities are remeasured to fair value at each subsequent reporting date until the related contingency is resolved. Changes to the fair value of the contingent consideration liabilities can result from changes to one or a number of inputs, including discount rates, the probabilities of achieving the milestones, the time required to achieve the milestones and estimated future sales. Significant judgment is employed in determining the appropriateness of these inputs. Changes to the inputs described above could have a material impact on the Company’s financial position and results of operations in any given period.
Cash paid soon after the close of an acquisition is classified as a cash outflow from investing activities, while cash payments made after that time are classified as cash outflows from either financing or operating activities, depending on whether the amount paid is in excess of the contingent consideration recognized during the measurement period.

Income Taxes
Income Taxes
— The Company calculates its quarterly income tax provision pursuant to Accounting Standard Codification (“ASC”)
740-270,
Income Taxes — Interim Reporting,
which provides that a Company cannot recognize a tax benefit in its annual effective tax rate for any jurisdiction with a pre-tax
book loss and full valuation allowance (“excluded jurisdictions”). For the three and nine months ended September 30, 2021, the Company recorded an income tax (benefit) provision of $(2.3) million and $5.0 million, respectively, resulting in effective tax rates of (0.27)% and 0.13%, respectively. For the three and nine months ended September 30, 2020, the Company recorded an income tax provision of $5.6 million and $21.7 million, respectively, resulting in effective tax rates of 0.56% and 0.82%, respectively.
The Company analyzed its various tax positions and did not identify any material uncertain tax positions for the three and nine months ended September 30, 2021 and 2020.
The Company files U.S. federal, U.S. state and foreign income tax returns. Depending on the statute of limitation of the specific jurisdictions in which we operate, three to ten years of the Company’s income tax returns remain subject to examination. Globally, the Company is involved in various tax matters, and various annual filings in certain jurisdictions are under examination.

Income Taxes
— The Company accounts for income taxes under the asset and liability method. Accordingly, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amount of existing assets and liabilities and their respective tax bases, operating losses and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period the tax rates are enacted. The measurement of deferred tax assets is reduced, if necessary, by a valuation allowance for any tax benefits for which future realization is uncertain.
The Company has elected to recognize earnings of foreign affiliates that are determined to be global intangible low tax income in the period it arises and do not recognize deferred taxes for basis differences that may reverse in future years.

Recent Accounting Pronouncements
Recently Adopted Accounting Pronouncements
In June 2016, the FASB issued ASU
No. 2016-13,
Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments
(“ASU
2016-13”).
ASU
2016-13,
along with subsequently issued updates and amendments, changes how entities will measure credit losses for most financial assets and certain other instruments that are not measured at fair value through net income. The guidance replaces the current ‘incurred loss’ model with an ‘expected loss’ approach. Additionally, a subset of the guidance applies to available-for-sale
debt securities. The Company adopted ASU
2016-13
on January 1, 2020, on a modified retrospective basis, with a cumulative-effect adjustment to the opening balance of retained earnings of $0.2 million. Our primary financial instruments in-scope
for ASU
2016-13
are accounts receivable, accrued revenue, contract assets and available-for-sale
debt securities. Contract assets are included within other current assets and other assets on the consolidated balance sheet. Given the short-term nature of the receivables and minimal expected credit losses, the adoption of this guidance did not have a material impact on the Company’s consolidated balance sheet, consolidated statements of operations or consolidated statements of cash flows.
In October 2018, the FASB issued ASU
No. 2018-17,
Consolidation (Topic 810): Targeted Improvements to Related Party Guidance for Variable Interest Entities
(“ASU
2018-17”).
ASU
No. 2018-17
amends the guidance for determining whether a decision-making fee is a variable interest and requires organizations to consider indirect interests held through related parties under common control on a proportional basis rather than as the equivalent of a direct interest in its entirety. The Company adopted ASU
2018-17
on January 1, 2020 and the adoption of this guidance did not have a material impact on the Company’s consolidated balance sheet, consolidated statements of operations or consolidated statements of cash flows.
In April 2020, the FASB issued interpretive guidance in response to questions it received about how to account for the concessions many lessors are providing or are expecting to provide to lessees in response to the operational and financial challenges lessees are facing as a result of the
COVID-19
pandemic. The
question-and-answer
document states entities can elect not to evaluate whether a concession provided by a lessor to a lessee in response to the
COVID-19
pandemic is a lease modification. An entity that elects not to evaluate whether a concession is a modification can then elect to account for the concession as if it were contemplated in the existing contract. Entities may make these elections for any lessor-provided
COVID-19-related
relief (e.g., deferral of lease payments, cash payments, reduction of future lease payments) that does not result in a substantial increase in the rights of the lessor or the obligations of the lessee.

The Company has elected to treat short-term
COVID-19
related concessions or deferrals provided to our members whose contracts qualify as a lease in accordance with ASC 842 as if it were contemplated in the existing contract and member concessions and deferrals that are expected to extend greater than 12 months or change the other terms of member leases are treated as modifications. The Company has elected to treat short-term
COVID-19
related rent concessions received from our landlords as variable lease expense and short-term lease deferrals as if there is no change in the contract.
COVID-19
related concessions and deferrals that are expected to extend greater than 12 months or change the other terms in the lease are treated as modifications and a full re-valuation
of the
right-of
use-asset
and liability is performed.

Recently Issued Accounting Pronouncements
Recently Adopted Accounting Pronouncements
In April 2020, the FASB issued interpretive guidance in response to questions it received about how to account for the concessions many lessors are providing or are expecting to provide to lessees in response to the operational and financial challenges lessees are facing as a result of the
COVID-19
pandemic. The
question-and-answer
document states entities can elect not to evaluate whether a concession provided by a lessor to a lessee in response to the
COVID-19
pandemic is a lease modification. An entity that elects not to evaluate whether a concession is a modification can then elect to account for the concession as if it were contemplated in the existing contract. Entities may make these elections for any lessor-provided
COVID-19-related
relief (e.g., deferral of lease payments, cash payments, reduction of future lease payments) that does not result in a substantial increase in the rights of the lessor or the obligations of the lessee.
The Company has elected to treat short-term
COVID-19
related concessions or deferrals provided to our members whose contracts qualify as a lease in accordance with ASC 842,
Leases
(“ASC 842”) as if it were contemplated in the existing contract and member concessions and deferrals that are expected to extend greater than 12 months or change the other terms of member leases are treated as modifications. The Company elected to treat short-term
COVID-19
related rent concessions received from our landlords as variable lease expense and short-term lease deferrals as if there is no change in the contract.
COVID-19
related concessions and deferrals that are expected to extend greater than 12 months or change the other terms in the lease are treated as modifications and a full re-valuation
of the
right-of-use
asset and liability is performed.
In December 2019, the FASB issued ASU
2019-12,
Income Taxes (Topic 740)-Simplifying the Accounting for Income Taxes (“ASU
2019-12”).
ASU
2019-12
simplifies accounting for income taxes by removing certain exceptions from the general principles in Topic 740 and clarifying certain aspects of the current guidance to promote consistency among reporting entities. The Company adopted ASU
2019-12
as of January 1, 2021, which did not have a material impact on its condensed consolidated financial statements.

Recently Issued Accounting Pronouncements
In December 2019, the FASB issued ASU
2019-12,
Income Taxes (Topic 740)-Simplifying the Accounting for Income Taxes
(“ASU
2019-12”).
ASU
2019-12
simplifies accounting for income taxes by removing certain exceptions from the general principles in Topic 740 and clarifying certain aspects of the current guidance to promote consistency among reporting entities. ASU
2019-12
is effective for public companies for fiscal years beginning after December 15, 2020, including applicable interim periods. The Company anticipates that the adoption of ASU
2019-12
will not have a material impact on its consolidated financial statements.

BOWX ACQUISITION CORP [Member]
Basis of Presentation
Basis of Presentation
The accompanying financial statements are presented in U.S. dollars in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for financial information and pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”).
As described in Note 2—Restatement of Previously Issued Financial Statements, the Company’s financial statements for the Affected Periods are restated in this Annual Report on Form 10-K/A (Amendment No. 2) (this “Annual Report”) to correct the misapplication of accounting guidance related to the Company’s Public Shares in the Company’s previously issued audited and unaudited condensed financial statements for such periods. The restated financial statements are indicated as “Restated” in the audited and unaudited condensed financial statements and accompanying notes, as applicable. See Note 2—Restatement of Previously Issued Financial Statements for further discussion.

Basis of Presentation
The accompanying unaudited condensed consolidated financial statements are presented in U.S. dollars in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for financial information and pursuant to the rules and regulations of the SEC. Accordingly, they do not include all of the information and footnotes required by GAAP. In the opinion of management, the unaudited condensed consolidated financial statements reflect all adjustments, which include only normal recurring adjustments necessary for the fair statement of the balances and results for the periods presented. Operating results for the three and nine months ended September 30, 2021, are not necessarily indicative of the results that may be expected through December 31, 2021 or for any future periods.
The accompanying unaudited condensed consolidated financial statements should be read in conjunction with the audited financial statements and notes thereto included in the Company’s Annual Report on Form 10K/A filed with the SEC on May 12, 2021.

Restatement Of Previously Issued Financial Statements
Restatement to Previously Reported Financial Statements
In preparation of the Company’s unaudited condensed financial statements as of and for quarterly period ended September 30, 2021, the Company concluded it should restate its previously reported financial statements to classify all Class A common stock subject to possible redemption in temporary equity. In accordance, ASC
480-10-S99,
redemption provisions not solely within the control of the Company require common stock subject to redemption to be classified outside of permanent equity. The Company had previously classified a portion of its Class A common stock in permanent equity, or total stockholders’ equity. Although the Company did not specify a maximum redemption threshold, its charter currently provides that, the Company will not redeem its public shares in an amount that would cause its net tangible assets to be less than
$5,000,001.
Previously the Company did not consider redeemable stock classified as temporary equity as part of net tangible assets. The Company revised this interpretation to include temporary equity in net intangible assets. In connection with the change in presentation for the Class A common stock subject to possible redemption, the Company restated its earnings per share calculation to allocate income and losses shared pro rata between the two classes of shares. This presentation contemplates a Business Combination as the most likely outcome, in which case, both classes of shares participate pro rata in the income and losses of the Company.
In accordance with SEC Staff Accounting Bulletin No. 99, “Materiality,” and SEC Staff Accounting Bulletin No. 108, “Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements,” the Company evaluated the corrections and has determined that the related impact was material to the previously filed financial statements that contained the error, reported in the Company’s Form
10-Qs
for the quarterly periods ended March 31, 2021, and June 30, 2021 (the “Affected Quarterly Periods”). Therefore, the Company, in consultation with its Audit Committee, concluded that the Affected Quarterly Periods should be restated to present all Class A common stock subject to possible redemption as temporary equity and to recognize accretion from the initial book value to redemption value at the time of its Initial Public Offering. As such, the Company is reporting these restatements to the Affected Quarterly Periods in this quarterly report. The previously presented Affected Quarterly Periods should no longer be relied upon. The impact of the restatement on the financial statements for the Affected Quarterly Periods is presented below.

Impact of Restatements
The impact of the restatement on the financial statements for the Affected Quarterly Periods is presented below. There is no impact to the reported amounts for total assets, total liabilities, cash flows, and net income (loss).

The tables below present the effect of the financial statement adjustments related to the restatement discussed above of the Company’s previously reported unaudited condensed balance sheet as of March 31, 2021, statement of operations and statement of cash flows for the three months ended March 31, 2021:

	As of March 31, 2021
	As Previously Reported	Adjustment	As Restated
Unaudited Condensed Balance Sheet
Total assets	$484,346,355	—	$484,346,355

Total liabilities	$35,851,651	—	$35,851,651
Class A common stock subject to possible redemption	443,494,700	39,505,300	483,000,000
Stockholders’ equity (deficit)
Preferred stock	—	—	—
Class A common stock	395	(395)	—
Class B common stock	1,208	—	1,208
Additional paid-in-capital	15,425,863	(15,425,863)	—
Accumulated deficit	(10,427,462)	(24,079,042)	(34,506,504)

Total stockholders’ equity (deficit)	5,000,004	(39,505,300)	(34,505,296)

Total liabilities, Class A common stock subject to possible redemption and stockholders’ equity (deficit)	$484,346,355	$—	$484,346,355

The Company’s statement of stockholders’ equity (deficit) has been restated to reflect the changes to the impacted stockholders’ equity accounts described above.

	For the Three Months Ended March 31, 2021
	As Previously Reported	Adjustment	As Restated
Unaudited Condensed Statement of Operations
Net loss	$(5,617,146)	$—	$(5,617,146)

Weighted average shares outstanding of Class A common stock, basic and diluted	48,300,000	—	48,300,000
Basic and diluted net income (loss) per share of Class A common stock	$0.00	$(0.09)	$(0.09)
Weighted average shares outstanding of Class B common stock, basic and diluted	12,075,000	—	12,075,000
Basic and diluted net loss per share of Class B common stock	$(0.47)	$0.38	$(0.09)

	For the Three Months Ended March 31, 2021
	As Previously Reported	Adjustment	As Restated
Unaudited Condensed Statement of Cash Flows - Supplemental disclosure of noncash activities:
Change in fair value of Class A common stock subject to possible redemption	$(5,617,140)	$5,617,140	$—

The tables below present the effect of the financial statement adjustments related to the restatement discussed above of the Company’s previously reported unaudited condensed balance sheet as of June 30, 2021, statement of operations for the three and six month periods ended June 30, 2021 and statement of cash flows for the six months ended June 30, 2021:

	As of June 30, 2021
	As Previously Reported	Adjustment	As Restated
Unaudited Condensed Balance Sheet
Total assets	$483,900,536	—	$483,900,536

Total liabilities	$46,589,547	—	$46,589,547
Class A common stock subject to possible redemption	432,310,980	50,689,020	483,000,000
Stockholders’ equity (deficit)
Preferred stock	—	—	—
Class A common stock	507	(507)	—
Class B common stock	1,208	—	1,208
Additional paid-in-capital	26,609,471	(26,609,471)	—
Accumulated deficit	(21,611,177)	(24,079,042)	(45,690,219)

Total stockholders’ equity (deficit)	5,000,009	(50,689,020)	(45,689,011)

Total liabilities, Class A common stock subject to possible redemption and stockholders’ equity (deficit)	$483,900,536	$—	$483,900,536

The Company’s statement of stockholders’ equity (deficit) has been restated to reflect the changes to the impacted stockholders’ equity accounts described above.

	For the Three Months Ended June 30, 2021
	As Previously Reported	Adjustment	As Restated
Unaudited Condensed Statement of Operations
Net loss	$(11,183,715)	$—	$(11,183,715)

Weighted average shares outstanding of Class A common stock, basic and diluted	48,300,000	—	48,300,000
Basic and diluted net income (loss) per share of Class A common stock	$0.00	$(0.19)	$(0.19)
Weighted average shares outstanding of Class B common stock, basic and diluted	12,075,000	—	12,075,000
Basic and diluted net loss per share of Class B common stock	$(0.93)	$0.74	$(0.19)

	For the Six Months Ended June 30, 2021
	As Previously Reported	Adjustment	As Restated
Unaudited Condensed Statement of Operations
Net loss	$(16,800,861)	$—	$(16,800,861)

Weighted average shares outstanding of Class A common stock, basic and diluted	48,300,000	—	48,300,000
Basic and diluted net income (loss) per share of Class A common stock	$0.00	$(0.28)	$(0.28)
Weighted average shares outstanding of Class B common stock, basic and diluted	12,075,000	—	12,075,000
Basic and diluted net loss per share of Class B common stock	$(1.39)	$1.11	$(0.28)

	For the Six Months Ended June 30, 2021
	As Previously Reported	Adjustment	As Restated
Unaudited Condensed Statement of Cash Flows - Supplemental disclosure of noncash activities:
Change in fair value of Class A common stock subject to possible redemption	$(16,800,860)	$16,800,860	$—

Principles of Consolidation
Principles of Consolidation
The condensed consolidated financial statements of the Company include its wholly owned subsidiary in connection with the planned merger. All inter-company accounts and transactions are eliminated in consolidation.

Emerging Growth Company
Emerging Growth Company
As an emerging growth company, the Company may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act of 2002, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and stockholder approval of any golden parachute payments not previously approved.
Further, section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that an emerging growth company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such an election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Emerging Growth Company
As an emerging growth company as of September 30, 2021, the Company could take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act of 2002, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and stockholder approval of any golden parachute payments not previously approved.
Further, section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that an emerging growth company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging
growth companies but any such an election to opt out is irrevocable. The Company elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, was able to adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s unaudited condensed consolidated financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Use of Estimates
Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Actual results could differ from those estimates.

Use of Estimates
The preparation of unaudited condensed consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the unaudited condensed consolidated financial statements and the reported amounts of expenses during the reporting period. One of the more significant accounting estimates included in these financial statements are the determination of the fair value of the warrant liabilities. Actual results could differ from those estimates.

Cash and Cash Equivalents
Cash and Cash Equivalents
The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. There were no cash equivalents at December 31, 2020.

Cash and Cash Equivalents
The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. There were no cash equivalents as of September 30, 2021, and December 31, 2020.

Fair Value Measurements
Fair Value Measurement
Fair value is defined as the price that would be received for sale of an asset or paid for transfer of a liability, in an orderly transaction between market participants at the measurement date. GAAP establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value.
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). These tiers consist of:

•	Level 1, defined as observable inputs such as quoted prices (unadjusted) for identical instruments in active markets;

•
Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable such as quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active; and

•
Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions, such as valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the lowest level input that is significant to the fair value measurement.

Concentration of Credit Risk
Concentration of Credit Risk
Financial instruments that potentially subject the Company to concentration of credit risk consist of cash accounts in a financial institution which, at times, may exceed the Federal depository insurance coverage of $250,000, and investments held in Trust Account. The Company has not experienced losses on these accounts and management believes the Company is not exposed to significant risks on such accounts. The Company’s investments held in the Trust Account as of December 31, 2020 is comprised of investments in U.S. Treasury securities with an original maturity of 185 days or less or investments in a money market funds that comprise only U.S. treasury securities money market funds.
Concentration of Credit Risk
Financial instruments that potentially subject the Company to concentration of credit risk consist of cash accounts in a financial institution which, at times, may exceed the Federal depository insurance coverage of $250,000, and investments held in Trust Account. The Company has not experienced losses on these accounts and management believes the Company is not exposed to significant risks on such accounts. The Company’s investments held in the Trust Account is comprised of investments in U.S. Treasury securities with an original maturity of 185 days or less or investments in a money market funds that comprise only U.S. treasury securities money market funds.

Investments Held in the Trust Account
Investments Held in the Trust Account
The Company’s portfolio of investments held in the Trust Account is comprised of U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act, with a maturity of 185 days or less, or investments in money market funds that invest in U.S. government securities, or a combination thereof. The Company’s investments held in the Trust Account are classified as trading securities. Trading securities are presented on the balance sheet at fair value at the end of each reporting period. Gains and losses resulting from the change in fair value of these securities is included in net gain from investments held in Trust Account in the accompanying statement of operations. The estimated fair values of investments held in the Trust Account are determined using available market information.

Investments Held in the Trust Account
The Company’s portfolio of investments held in the Trust Account is comprised of U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act, with a maturity of 185 days or less, or investments in money market funds that invest in U.S. government securities and generally have a readily determinable fair value, or a combination thereof. When the Company’s investments held in the Trust Account are comprised of U.S. government securities, the investments are classified as trading securities. When the Company’s investments held in the Trust Account are comprised of money market funds, the investments are recognized at fair value. Trading securities and investments in money market funds are presented on the balance sheets at fair value at the end of each reporting period. Gains and losses resulting from the change in fair value of these securities are included in net gain from investments held in Trust Account in the accompanying unaudited condensed consolidated statements of operations. The estimated fair values of investments held in the Trust Account are determined using available market information.

Fair Value of Financial Instruments
Fair Value of Financial Instruments
Fair value is defined as the price that would be received for sale of an asset or paid for transfer of a liability, in an orderly transaction between market participants at the measurement date. GAAP establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). These tiers include:

•	Level 1, defined as observable inputs such as quoted prices (unadjusted) for identical instruments in active markets;

•
Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable such as quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active; and

•
Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions, such as valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the lowest level input that is significant to the fair value measurement.
As of December 31, 2020, the carrying values of cash, prepaid expenses, accounts payable, accrued expenses, franchise tax payable and income tax payable approximate their fair values due to the short-term nature of the instruments. The Company’s investments held in Trust Account are comprised of investments in U.S. Treasury securities with an original maturity of 185 days or less or investments in a money market funds that comprise only U.S. treasury securities and are recognized at fair value. The fair value of investments held in Trust Account is determined using quoted prices in active markets.

Fair Value of Financial Instruments
The fair value of the Company’s assets and liabilities which qualify as financial instruments under the FASB ASC Topic 820, “Fair Value Measurements,” equal or approximate the carrying amounts represented in the condensed balance sheets.

Offering Costs Associated with Initial Public Offering
Offering Costs Associated with Initial Public Offering (restated)
Offering costs consisted of legal, accounting, underwriting fees and other costs incurred through the Initial Public Offering that were directly related to the Initial Public Offering. Offering costs are allocated to the separable financial instruments issued in the Initial Public Offering based on a relative fair value basis, compared to total proceeds received. Offering costs associated with warrant liabilities are expensed as incurred, presented as non-operating expenses in the statement of operations. Offering costs associated with the Public Warrants were charged to stockholders’ equity and offering costs associated with the Public Shares were charged against the carrying value of the shares of Class A common stock upon the completion of the Initial Public Offering. The Company classifies deferred underwriting commissions as non-current liabilities as their liquidation is not reasonably expected to require the use of current assets or require the creation of current liabilities.

Offering Costs Associated with Initial Public Offering
Offering costs consisted of legal, accounting, underwriting fees and other costs incurred through the Initial Public Offering that were directly related to the Initial Public Offering. Offering costs are allocated to the separable financial instruments issued in the Initial Public Offering based on a relative fair value basis, compared to total proceeds received. Offering costs associated with warrant liabilities were expensed as incurred, presented as non-operating
expenses in the condensed statements of operations. Offering costs associated with the Class A common stock were charged against the carrying value of the Class A common stock, and offering costs associated with the public warrants were charged to stockholders’ equity upon the completion of the Initial Public Offering. The Company classifies deferred underwriting commissions as non-current
liabilities as their liquidation is not reasonably expected to require the use of current assets or require the creation of current liabilities.
Derivative warrant liabilities
Derivative Warrant Liabilities
The Company does not use derivative instruments to hedge exposures to cash flow, market, or foreign currency risks. The Company evaluates all of its financial instruments, including issued shares purchase warrants, to determine if such instruments are derivatives or contain features that qualify as embedded derivatives, pursuant to ASC 480 and ASC Topic 815, “Derivatives and Hedging” (“ASC 815”). The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is re-assessed
at the end of each reporting period.
The Company accounts for its warrants issued in connection with the Private Placement as derivative warrant liabilities in accordance with ASC 815. Accordingly, the Company recognizes the warrant instruments as liabilities at fair value and adjusts the instruments to fair value at each reporting period. The liabilities are subject to re-measurement
at each balance sheet date until exercised, and any change in fair value is recognized in the Company’s unaudited condensed consolidated statements of operations. The fair value of warrants issued by the Company in connection with the Private Placement has been estimated by reference to the Public Warrant trading prices at each measurement date after the units split. The determination of the fair value of the warrant liability may be subject to change as more current information becomes available and accordingly the actual results could differ significantly. Derivative warrant liabilities are classified as non-current
liabilities as their liquidation is not reasonably expected to require the use of current assets or require the creation of current liabilities.

Class A Common Stock Subject to Possible Redemption
Class A Common Stock Subject to Possible Redemption (restated)
The Company accounts for its Class A common stock subject to possible redemption in accordance with the guidance in ASC Topic 480 “Distinguishing Liabilities from Equity.” Shares of Class A common stock subject to mandatory redemption (if any) are classified as liability instruments and are measured at fair value. Shares of conditionally redeemable Class A common stock (including Class A common stock that feature redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) are classified as temporary equity. At all other times, shares of Class A common stock are classified as stockholders’ equity. The Company’s Class A common stock features certain redemption rights that are considered to be outside of the Company’s control and subject to the occurrence of uncertain future events. Accordingly, at December 31, 2020, 48,300,000 shares of Class A common stock subject to possible redemption are presented as temporary equity, outside of the stockholders’ equity section of the Company’s balance sheet.
Effective with the closing of the Initial Public Offering (including exercise of the over-allotment option), the Company recognized the accretion from initial book value to redemption amount, which resulted in charges against additional paid-in capital (to the extent available) and accumulated deficit.
Class A Common Stock Subject to Possible Redemption
The Company accounts for its Class A common stock subject to possible redemption in accordance with the guidance in ASC Topic 480, “Distinguishing Liabilities from Equity.” Shares of Class A common stock subject to mandatory redemption (if any) are classified as liability instruments and are measured at fair value. Shares of conditionally redeemable Class A common stock (including Class A common stock that feature redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) are classified as temporary equity. At all other times, shares of Class A common stock are classified as stockholders’ equity. The Company’s Class A common stock features certain redemption rights that are considered to be outside of the Company’s control and subject to the occurrence of uncertain future events. Accordingly, as of September 30, 2021, and December 31, 2020, 48,300,000 shares of Class A common stock subject to possible redemption are presented as temporary equity, outside of the stockholders’ deficit section of the Company’s condensed consolidated balance sheets.
Effective with the closing of the Initial Public Offering (including exercise of the over-allotment option), the Company recognized the accretion from initial book value to redemption amount, which resulted in charges against additional paid-in
capital (to the extent available) and accumulated deficit.

Net Income (Loss) per Share of Common Stock	Net Loss Per Common Share (restated)
The Company complies with accounting and disclosure requirements of FASB ASC Topic 260, “Earnings Per Share.” The Company has two classes of shares, which are referred to as Class A common stock and Class B common stock. Income and losses are shared pro rata between the two classes of shares. Net income (loss) per share of common stock is calculated by dividing the net income (loss) by the weighted average number of common stock outstanding for the respective period.
The calculation of diluted net income (loss) per share of common stock does not consider the effect of the warrants underlying the Units sold in the Initial Public Offering (including exercise of the over-allotment option) and the Private Placement Warrants to purchase 23,873,333 shares of Class A common stock in the calculation of diluted income (loss) per share, because their exercise is contingent upon future events and their inclusion would be anti-dilutive under the treasury stock method. As a result, diluted net income (loss) per share of common stock is the same as basic net income (loss) per share of common stock for the periods September 30, 2021 and 2020. Accretion associated with the redeemable Class A common stock is excluded from earnings per share as the redemption value approximates fair value.
The table below presents a reconciliation of the numerator and denominator used to compute basic and diluted net loss per share of common stock for each class of common stock:

	For the Period from May 19, 2020 (Inception) through December 31, 2020
	Class A	Class B
Numerator:
Allocation of net loss	$(3,540,814)	$(1,269,502)
Denominator:
Weighted average common stock outstanding, basic and diluted	32,101,364	11,509,432

Basic and diluted net loss per share of common stock	$(0.11)	$(0.11)

Net Income (Loss) per Share of Common Stock
The Company complies with accounting and disclosure requirements of FASB ASC Topic 260, “Earnings Per Share.” The Company has two classes of shares, which are referred to as Class A common stock and Class B common stock. Income and losses are shared pro rata between the two classes of shares. Net income (loss) per share of common stock is calculated by dividing the net income (loss) by the weighted average number of common stock outstanding for the respective period.
The calculation of diluted net loss per share of common stock does not consider the effect of the warrants underlying the Units sold in the Initial Public Offering (including exercise of the over-allotment option) and the Private Placement Warrants to purchase 23,873,333 shares of Class A common stock in the calculation of diluted loss per share, because their exercise is contingent upon future events. As a result, diluted net loss per share of common stock is the same as basic net loss per share of common stock for the three and nine months ended September 30, 2021, and for the three months ended September 30, 2020 and the period from May 19, 2020 (inception) through September 30, 2020. Accretion associated with the redeemable Class A common stock is excluded from earnings per share as the redemption value approximates fair value.
The table below presents a reconciliation of the numerator and denominator used to compute basic and diluted net loss per share of common stock for each class of common stock:

	For the Three Months Ended September 30, 2021		For the Nine Months Ended September 30, 2021
	Class A	Class B	Class A	Class B

Numerator:
Allocation of net income (loss)	$5,548,610	$1,387,152	$(7,892,080)	$(1,973,019)
Denominator:
Weighted average common stock outstanding, basic and diluted	48,300,000	12,075,000	48,300,000	12,075,000

Basic and diluted net per share of common stock	$0.11	$0.11	$(0.16)	$(0.16)

	For the Three Months Ended September 30, 2020		For the Period from May 19, 2020 (Inception) through September 30, 2020
	Class A	Class B	Class A	Class B

Numerator:
Allocation of net loss	$(939,743)	$(374,353)	$(867,025)	$(470,536)
Denominator:
Weighted average common stock outstanding, basic and diluted	28,464,130	11,338,859	20,458,594	11,102,930

Basic and diluted net loss per share of common stock	$(0.03)	$(0.03)	$(0.04)	$(0.04)

Income Taxes
Income Taxes
The Company complies with the accounting and reporting requirements of Financial Accounting Standards Board Accounting Standard Codification, or FASB ASC, 740, “Income Taxes,” which requires an asset and liability approach to financial accounting and reporting for income taxes. Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that included the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.
FASB ASC 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not to be sustained upon examination by taxing authorities. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense.

Income Taxes
The Company complies with the accounting and reporting requirements of Financial Accounting Standards Board Accounting Standard Codification, or FASB ASC, 740, “Income Taxes,” which requires an asset and liability approach to financial accounting and reporting for income taxes. Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that included the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.
FASB ASC 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not
to be sustained upon examination by taxing authorities. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense.

Warrant liabilities
Warrant liabilities
The Company does not use derivative instruments to hedge exposures to cash flow, market, or foreign currency risks. The Company evaluates all of its financial instruments, including issued stock purchase warrants, to determine if such instruments are derivatives or contain features that qualify as embedded derivatives, pursuant to ASC 480 and ASC
815-15.
The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is re-assessed
at the end of each reporting period.
The Company accounts for its 7,773,333 common stock warrants issued in connection with the Private Placement as derivative warrant liabilities in accordance with ASC
815-40.
Accordingly, the Company recognizes the warrant instruments as liabilities at fair value and adjusts the instruments to fair value at each reporting period. The liabilities are subject to re-measurement
at each balance sheet date until exercised, and any change in fair value is recognized in the Company’s statement of operations. The fair value of warrants issued by the Company in connection with the Private Placement has been estimated using Monte-Carlo simulations at each measurement date.

Recent Accounting Pronouncements
Recent Accounting Pronouncements
Management does not believe that any recently issued, but not yet effective, accounting pronouncements, if currently adopted, would have an effect on the Company’s financial statements.

Recent Accounting Pronouncements
The Company’s management does not believe that any recently issued, but not yet effective, accounting pronouncements, if currently adopted, would have a material effect on the accompanying unaudited condensed consolidated financial statements.